Derivatives, Notional or Contractual Amounts and Fair Values of Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value derivative assets, gross	$ 84,530	$ 98,709
Fair value derivative assets, netting	(62,720)	(78,697)
Derivative assets	21,810	20,012
Fair value of derivative liabilities, gross	86,956	99,349
Fair value derivative liabilities, netting	(73,332)	(83,014)
Derivative liabilities	$ 13,624	$ 16,335
Derivative asset, statement of financial position [Extensible Enumeration]	Trading Assets	Trading Assets
Derivative liability, statement of financial position [Extensible Enumeration]	Trading Liabilities	Trading Liabilities
Designated as hedging instrument [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value derivative assets, gross	$ 473	$ 381
Fair value of derivative liabilities, gross	1,311	1,243
Designated as hedging instrument [Member] | Interest rate contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	377,837	294,127
Fair value derivative assets, gross	447	352
Fair value of derivative liabilities, gross	852	863
Designated as hedging instrument [Member] | Commodity contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	8,854	4,756
Fair value derivative assets, gross	2	17
Fair value of derivative liabilities, gross	279	10
Designated as hedging instrument [Member] | Foreign exchange contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	6,455	3,326
Fair value derivative assets, gross	24	12
Fair value of derivative liabilities, gross	180	370
Not designated as hedging instrument [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value derivative assets, gross	84,057	98,328
Fair value of derivative liabilities, gross	85,645	98,106
Not designated as hedging instrument [Member] | Interest rate contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	11,919,067	9,510,281
Fair value derivative assets, gross	21,896	28,463
Fair value of derivative liabilities, gross	21,923	30,272
Not designated as hedging instrument [Member] | Commodity contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	117,863	96,321
Fair value derivative assets, gross	3,245	2,624
Fair value of derivative liabilities, gross	4,126	1,623
Not designated as hedging instrument [Member] | Equity contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	634,436	487,097
Fair value derivative assets, gross	20,788	15,201
Fair value of derivative liabilities, gross	22,714	15,606
Not designated as hedging instrument [Member] | Foreign exchange contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	5,601,838	3,506,412
Fair value derivative assets, gross	38,047	51,944
Fair value of derivative liabilities, gross	36,797	50,555
Not designated as hedging instrument [Member] | Credit contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	62,336	47,557
Fair value derivative assets, gross	81	96
Fair value of derivative liabilities, gross	$ 85	$ 50